Note 4 - Related Party Transactions (Details Textual)		6 Months Ended
	May 30, 2018	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Related Party Transaction, Agreement Term (Year)	5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee	5.00%
Due to Related Parties, Current, Total		$ 1,782,354				$ 1,547,210
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel | €			€ 685		€ 685
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction		973,504		$ 984,543
Eurobulk Ltd. [Member] | Fixed Fee Transaction [Member]
Related Party Transaction, Amounts of Transaction		$ 625,000		625,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage		1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage		1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party		$ 120,025		158,044
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 21,139		23,783
Related Party Transaction, Commission on Premium, Maximum, Percentage		5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 40,001		$ 46,570
Related Party Transaction, Amounts of Transaction per Crew Member per Month		$ 50